Performance Management - Oakmark U.S. Large Cap ETF	Jan. 28, 2026
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance information
Performance Narrative [Text Block]

The bar chart and performance table below can help you evaluate the potential risk and reward of investing in the Fund by showing changes in the performance of the Fund from year to year. The Fund's past performance (before and after taxes), as provided by the bar chart and performance table that follow, is not an indication of how the Fund will perform in the future. The performance table illustrates the volatility of the Fund's historical returns over various lengths of time and shows how the Fund's average annual returns compare with those of one or more broad measures of market performance. Updated performance information is available on Oakmark.com/etfs/oakm or by calling 1-800-458-7452.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance (before and after taxes), as provided by the bar chart and performance table that follow, is not an indication of how the Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The bar chart and performance table below can help you evaluate the potential risk and reward of investing in the Fund by showing changes in the performance of the Fund from year to year. The performance table illustrates the volatility of the Fund's historical returns over various lengths of time and shows how the Fund's average annual returns compare with those of one or more broad measures of market performance.
Bar Chart [Heading]	Total Returns for Years Ended December 31
Bar Chart [Table]
Since commencement of operation, the highest and lowest quarterly returns for the Fund were:
• Highest quarterly return: 6.5%, during the quarter ended December 31, 2025
• Lowest quarterly return: 4.0%, during the quarter ended March 31, 2025

Bar Chart Closing [Text Block]
Since commencement of operation, the highest and lowest quarterly returns for the Fund were:
• Highest quarterly return: 6.5%, during the quarter ended December 31, 2025
• Lowest quarterly return: 4.0%, during the quarter ended March 31, 2025

Highest Quarterly Return, Label [Optional Text]	Highest quarterly return:
Highest Quarterly Return	6.50%
Highest Quarterly Return, Date	Dec. 31, 2025
Lowest Quarterly Return, Label [Optional Text]	Lowest quarterly return:
Lowest Quarterly Return	4.00%
Lowest Quarterly Return, Date	Mar. 31, 2025
Performance Table Uses Highest Federal Rate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	After-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements, such as 401(k) plans, qualified plans, education savings accounts or individual retirement accounts.
Performance Table Explanation after Tax Higher	In some cases, the after-tax returns may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period.
Performance [Table]
	1 Year	Since Inception (12/3/2024)
Oakmark U.S. Large Cap ETF
Return before taxes	21.28%	13.86%
Return after taxes on distributions	21.09%	13.64%
Return after taxes on distributions and sale of Fund shares	12.74%	10.54%
S&P 500 Index (does not reflect the deduction of fees, expenses or taxes)	17.88%	13.63%
Russell 1000 Value Index (does not reflect the deduction of fees, expenses or taxes)	15.91%	7.89%

Average Annual Return, Caption [Optional Text]	AVERAGE ANNUAL TOTAL RETURNS FOR PERIODS ENDED DECEMBER 31, 2025
Index No Deduction for Fees, Expenses, or Taxes [Text]	(does not reflect thededuction of fees, expenses or taxes)
Performance Table Closing [Text Block]

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements, such as 401(k) plans, qualified plans, education savings accounts or individual retirement accounts. In some cases, the after-tax returns may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period.

Performance Availability Website Address [Text]	Oakmark.com/etfs/oakm
Performance Availability Phone [Text]	1-800-458-7452